Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Procedures for Options
The Company currently does not grant options and historically has not granted options. However, with respect to grants of equity of the Company in general, the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of compensation.
Award Timing Method
Equity Grant Procedures for Options
The Company currently does not grant options and historically has not granted options. However, with respect to grants of equity of the Company in general, the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Equity Grant Procedures for Options
The Company currently does not grant options and historically has not granted options. However, with respect to grants of equity of the Company in general, the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of compensation.
MNPI Disclosure Timed for Compensation Value	false